Note 38 Personnel expense (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Personnel expenses [Line Items]
Wages and salaries	€ 2,358	€ 1,996
Social security contributions	410	354
Post-employment benefit expense, defined contribution plans	69	41
Post-employment benefit expense, defined benefit plans	23	20
Other employee expense	221	170
Employee benefits expense	€ 3,081	€ 2,582